Trade Receivables and Accrued Income - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables And Accrued Income [line items]
Letters of guarantee received	₺ 332,180	₺ 174,975
Handset Campaigns [Member]
Trade Receivables And Accrued Income [line items]
Non-current undue assigned contracted receivables	116,462	115,001
Trade receivables [member]
Trade Receivables And Accrued Income [line items]
Allowance for doubtful debts related to outstanding balances	620,247	728,830
Contracted receivables [member]
Trade Receivables And Accrued Income [line items]
Non-current undue assigned contracted receivables	₺ 148,159	₺ 115,001